SHARE-BASED COMPENSATION - Settlement of Liability Classified Restricted Shares (Details) - CNY (¥) ¥ in Thousands	3 Months Ended	4 Months Ended	6 Months Ended
	May 31, 2019	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2019
SHARE-BASED COMPENSATION
Settlement of liability-classified restricted share award			¥ 4,675	¥ 3,627
Compensation expense			¥ 133,842	62,934
Restricted shares
SHARE-BASED COMPENSATION
Settlement of liability-classified restricted shares award (in shares)			100,136
Compensation expense			¥ 133,842	¥ 62,795
Restricted shares | Directors
SHARE-BASED COMPENSATION
Settlement of liability-classified restricted shares award (in shares)	121,568	100,136
Settlement of liability-classified restricted share award	¥ 3,627	¥ 4,675
Compensation expense			¥ 0